Business Segments (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting Information [Line Items]
Summary of Segment Reporting Information, by Operating Segment
Company information broken down by operating segment and education division:

	Year Ended December 31
(in thousands)	2017	2016	2015
Operating Revenues
Education	$1,516,776	$1,598,461	$1,927,521
Television broadcasting	409,916	409,718	359,192
Healthcare	154,202	146,962	135,550
Other businesses	511,003	326,888	163,967
Corporate office	—	—	—
Intersegment elimination	(51)	(139)	(116)
	$2,591,846	$2,481,890	$2,586,114
Income (Loss) from Operations
Education	$77,687	$95,321	$(218,014)
Television broadcasting	139,258	202,863	167,215
Healthcare	(2,569)	2,799	6,233
Other businesses	(19,263)	(24,901)	(19,900)
Corporate office	(58,710)	(53,213)	(93,674)
	$136,403	$222,869	$(158,140)
Equity in Losses of Affiliates, Net	(3,249)	(7,937)	(697)
Interest Expense, Net	(27,305)	(32,297)	(30,745)
Non-Operating Pension and Postretirement Benefit Income, Net	72,699	80,665	77,315
Other Income (Expense), Net	4,241	(12,642)	(8,623)
Income (Loss) from Continuing Operations before Income Taxes	$182,789	$250,658	$(120,890)
Depreciation of Property, Plant and Equipment
Education	$32,906	$41,187	$61,177
Television broadcasting	12,179	9,942	9,551
Healthcare	4,583	2,805	2,836
Other businesses	11,723	9,570	3,332
Corporate office	1,118	1,116	1,010
	$62,509	$64,620	$77,906
Amortization of Intangible Assets and Impairment of Goodwill and
Other Long-Lived Assets
Education	$5,162	$7,516	$262,353
Television broadcasting	6,349	251	252
Healthcare	7,905	6,701	6,875
Other businesses	31,385	13,806	9,237
Corporate office	—	—	—
	$50,801	$28,274	$278,717
Pension Expense - Service Cost
Education	$9,720	$11,803	$15,070
Television broadcasting	1,942	1,714	1,620
Healthcare	665	—	—
Other businesses	1,125	1,118	964
Corporate office	5,235	5,826	6,750
	$18,687	$20,461	$24,404
Capital Expenditures
Education	$27,520	$26,497	$42,220
Television broadcasting	16,802	27,453	9,998
Healthcare	2,987	2,954	3,226
Other businesses	9,771	13,093	6,278
Corporate office	—	715	311
	$57,080	$70,712	$62,033
Asset information for the Company’s business segments is as follows:

	As of December 31
(in thousands)	2017	2016
Identifiable Assets
Education	$1,592,097	$1,479,267
Television broadcasting	455,884	336,631
Healthcare	129,856	152,908
Other businesses	855,399	644,027
Corporate office	182,905	455,209
	$3,216,141	$3,068,042
Investments in Marketable Equity Securities	536,315	424,229
Investments in Affiliates	128,590	58,806
Prepaid Pension Cost	1,056,777	881,593
Total Assets	$4,937,823	$4,432,670

Education [Member]
Segment Reporting Information [Line Items]
Schedule of Restructuring Costs
Across all Kaplan businesses, restructuring costs of $9.1 million, $11.9 million and $40.6 million were recorded in 2017, 2016 and 2015, respectively, as follows:

	Year Ended December 31
(in thousands)	2017	2016	2015
Accelerated depreciation	$339	$1,815	$17,956
Lease obligation losses	—	2,694	8,240
Severance	6,099	5,902	14,234
Other	2,627	1,441	209
	$9,065	$11,852	$40,639

Summary of Segment Reporting Information, by Operating Segment
The Company’s education division comprises the following operating segments:

	Year Ended December 31
(in thousands)	2017	2016	2015
Operating Revenues
Kaplan international	$697,999	$696,362	$770,273
Higher education	431,425	501,784	757,135
Test preparation	273,298	286,556	301,607
Professional (U.S.)	115,839	115,263	92,490
Kaplan corporate and other	294	214	6,502
Intersegment elimination	(2,079)	(1,718)	(486)
	$1,516,776	$1,598,461	$1,927,521
Income (Loss) from Operations
Kaplan international	$51,623	$48,398	$53,661
Higher education	16,719	39,196	29,896
Test preparation	11,507	9,599	16,798
Professional (U.S.)	27,558	27,436	25,676
Kaplan corporate and other	(29,863)	(29,279)	(344,141)
Intersegment elimination	143	(29)	96
	$77,687	$95,321	$(218,014)
Depreciation of Property, Plant and Equipment
Kaplan international	$14,892	$17,523	$17,811
Higher education	9,117	13,816	15,324
Test preparation	5,286	6,287	9,045
Professional (U.S.)	3,041	3,006	2,613
Kaplan corporate and other	570	555	16,384
	$32,906	$41,187	$61,177
Amortization of Intangible Assets	$5,162	$7,516	$5,523
Impairment of Goodwill and Other Long-Lived Assets	$—	$—	$256,830
Pension Expense - Service Cost
Kaplan international	$264	$268	$424
Higher education	5,269	6,544	9,975
Test preparation	2,755	3,072	3,101
Professional (U.S.)	913	1,076	874
Kaplan corporate and other	519	843	696
	$9,720	$11,803	$15,070
Capital Expenditures
Kaplan international	$21,667	$16,252	$22,673
Higher education	2,158	3,140	8,131
Test preparation	1,038	4,672	8,720
Professional (U.S.)	2,475	2,224	2,071
Kaplan corporate and other	182	209	625
	$27,520	$26,497	$42,220
In the third quarter of 2015, a favorable $3.0 million out of period revenue adjustment was included at the test preparation segment that related to prior periods from 2011 through the second quarter of 2015. With respect to this error, the Company has concluded that it was not material to the Company’s financial position or results of operations for 2015 and prior years and the related interim periods, based on its consideration of quantitative and qualitative factors.
 Asset information for the Company’s education division is as follows:

	As of December 31
(in thousands)	2017	2016
Identifiable Assets
Kaplan international	$1,115,919	$950,922
Higher education	231,986	278,977
Test preparation	130,938	133,709
Professional (U.S.)	91,630	94,150
Kaplan corporate and other	21,624	21,509
	$1,592,097	$1,479,267